As filed with the Securities and Exchange Commission on
    November 30, 1998
                                               Securities Act File No. 33-48220
                      Investment Company File No. 811-6687

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]

                                          Pre-Effective Amendment No.
[ ]

                     Post-Effective Amendment No.     9
[X]

                                                      and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                            Amendment No.     11
[X]

                                          THE GABELLI MONEY MARKET FUNDS
                             (Exact Name of Registrant as Specified in Charter)

                                  One Corporate Center, Rye, New York 10580-1434
                            (Address of Principal Executive Offices)  (Zip Code)

       (Registrant's Telephone Number, including Area Code: 1-800-422-3554)

                                                 Bruce N. Alpert
                                               One Corporate Center
                                             Rye, New York 10580-1434
                                     (Name and Address of Agent for Service)

Copies to:       James McKee                            Daniel Schloendorn, Esq.
                 The Gabelli Money                     Willkie, Farr & Gallagher
                 One Corporate Center                        787 Seventh Avenue
                 Rye, New York 10580-1            New York, New York  10019-6099

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to Rule 485 (b) [X] on December 20, 1998 pursuant to Rule 485 (b) [ ] 60 days after filing pursuant to Rule 485 (a)(1) [ ] on ___________ pursuant to Rule 485 (a)(1) [ ] 75 days after filing pursuant to Rule 485 (a)(2) [ ] on ___________ pursuant to Rule 485 (a)(2) [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment. The Registrant will file a Rule 24f-2 Notice for
its fiscal year ended September 30, 1998 on or before December 29, 1998    .





                                          THE GABELLI MONEY MARKET FUND

                                              CROSS REFERENCE SHEET

                                           (as required by Rule 485(a))


Part A
Item No.                                                        Location in Prospectus

1.       Cover Page                                             Cover Page

2.       Synopsis                                               Fund Goals, Risks and Strategies; Financial Information

3.       Condensed Financial Information                        Financial     Highlights

4.       General Description of Registrant                      Cover Page; Fund Goals, Risks and Strategies;
                                                                         General Information

5.       Management of the Fund                                          Fund Goals, Risks and Strategies; Management of
                                                                the Trust; General Information

5a.      Management Discussion of Fund Performance              Not Applicable

6.       Capital Stock and Other Securities                     Fund Goals, Risks and Strategies; Dividends,
                                                                Distributions and Taxes; General Information

7.       Purchase of Securities Being Offered                   Fund Goals, Risks and Strategies; Management of the
                                                                Trust; Purchase of Shares; Exchange of Shares; General
                                                                Information

8.       Redemption or Repurchase                                        Redemption of Shares

9.       Pending Legal Proceedings                              Not Applicable



Part B                                                        Location in Statement of
Item No.                                                      Additional Information

10.      Cover Page                                           Cover Page

11.      Table of Contents                                    Table of Contents

12.      General Information and History                      Not Applicable

13.      Investment Objectives and Policies                   Investment Objectives and Policies; Investment
                                                              Techniques; Certain Risk Considerations; Investment
                                                              Restrictions; Portfolio Turnover

14.      Management of the Fund                                   Trustees and Officers

15.      Control Persons and Principal Holders                Trustees and Officers
           of Securities

16.      Investment Advisory and Other Services               The Manager;          The Sub-Administrator; The
                                                              Distributor; The Custodian, Transfer Agent and Dividend
                                                              Disbursing Agent

17.      Brokerage Allocation and Other Practices             Portfolio Transactions and Brokerage

18.      Capital Stock and Other Securities                   Description of the Trust

19.      Purchase, Redemption and Pricing of                  Purchase of Shares; Redemption of Shares;
           Securities Being Offered                           Net Asset Value

20.      Tax Status                                           Not Applicable

21.      Underwriters                                         The Distributor

22.      Calculation of Performance Data                      Performance Information

23.      Financial Statements                                 Financial Statements


                                       The
                                     Gabelli
                                  U.S. Treasury
                                                   Money Market
                                                       Fund


                                                    PROSPECTUS
                                                December 20, 1998


                               GABELLI FUNDS, INC.
                                     Manager

                             GABELLI & COMPANY, INC.
                                   Distributor


                                          TABLE OF CONTENTS

                                                                                                             Page

FINANCIAL INFORMATION..........................................................................................4

FINANCIAL HIGHLIGHTS...........................................................................................5

FUND GOALS, RISKS AND STRATEGIES...............................................................................5

MANAGEMENT OF THE TRUST........................................................................................6

INVESTMENT PERFORMANCE.........................................................................................8

PURCHASE OF SHARES.............................................................................................9

REDEMPTION OF SHARES..........................................................................................10

EXCHANGE OF SHARES............................................................................................12

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................................................12

GENERAL INFORMATION...........................................................................................13




--------------------------------------------------------------------------------
No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information or representation may not be relied upon as being authorized by the Fund, the Manager, the Sub-Administrator, the Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.
--------------------------------------------------------------------------------







The Gabelli U.S. Treasury Money Market Fund
                                               One Corporate Center
                                             Rye, New York 10580-1434
                    Telephone: 1-800-GABELLI (1-800-422-3554)
                                              http://www.gabelli.com
 .........
PROSPECTUS                                                December 20, 1998

     .........The  Gabelli U.S.  Treasury  Money Market Fund (the "Fund") is the
first series of The Gabelli Money Market Funds, a Delaware business trust (the "Trust") organized on May 21, 1992. The Fund is a no-load, open-end, diversified, management investment company, whose investment objective is high current income consistent with the preservation of principal and liquidity. The Fund seeks to achieve its investment objective by investing in U.S. Treasury obligations which have remaining maturities of 397 days or less. Under normal market conditions, the Fund will invest at least 65% of its assets in U.S. Treasury obligations. Currently, the Fund will invest exclusively in U.S. Treasury obligations.

     .........   This  Prospectus explains the objectives,  policies,  risks and fees of the Fund. Please read it carefully before you invest and keep it on hand for future reference. A Statement of Additional Information ("SAI") dated December 20, 1998 containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available for reference, along with other materials, on the SEC Internet Web Site (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus. For a free copy, write or call the Fund at the telephone number or address set forth above.

 .........Please note that the Fund:

               is not a bank deposit
               is not federally insured
               is not endorsed by any bank or government agency is not government guaranteed may not be able to maintain a stable $1 share price

     The Fund maintains a limit on expenses to 0.30% of the average net assets, which is lower than most other money market funds. In so doing, it imposes certain charges such as an account closeout fee and wire fees for wires under $5,000. Although it does not charge for checkwriting, it may do so in the future.

           This Prospectus should be retained by investors for future reference.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                              FINANCIAL INFORMATION

     SHAREHOLDER TRANSACTION EXPENSES. The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

Shareholder Transaction Expenses*
Redemption Fees (1)..............................................................................         None
Account Closeout Fee (1).........................................................................         $5.00

     FUND EXPENSES. The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly. Such expenses include payments to Trustees, auditors, legal counsel and service providers, registration fees and distribution fees. The fees shown are based on fees for the Fund's past fiscal year.

Annual Fund Operating Expenses
------------------------------
(as a percentage of average daily assets)
Management Fees (after waivers) (2)..............................................................         .15%
12b-1 Fees.......................................................................................         None
Other Expenses (after expense reimbursements) (2)................................................         .15%
Total Operating Expenses (after fee waivers and expense reimbursements) (2)......................         .30 %
                                                                                                          ====
 .........
---------
*    No sales load is imposed on purchases, exchanges or redemptions.

     (1) In association  with  maintaining a low expense  limitation as noted in
(2) below, the Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check you make. The Fund will charge a $5.00 account closeout fee when you redeem all shares in your account, except for fund exchanges and wire transfers.
See "Redemption of Shares." The charges will be paid to State Street Bank and Trust Company ("State Street") and will reduce the transfer agency expenses otherwise payable by the Fund.

     (2) Reflects agreement of Gabelli Funds, Inc. (the "Manager") to waive indefinitely Management Fees to the extent necessary to ensure that Total
Operating Expenses do not exceed the amount shown in the table above. If no waiver applied, the Management Fees would be .30%, Other Expenses would be .16% and Total Operating Expenses would be .46% of average daily net assets. (See
"Management of the Trust - The Manager").

Example:
-------
                                                                   1 Year     3 Years      5 Years       10 Years
                                                                   -------    --------     --------      --------
a)     You  would  pay  the  following   expenses  on  a  $1,000
       investment,   assuming  a  5%  annual   return  and  full
       redemption at the end of each time period:                    $8          $15          $22          $43
b)     You  would  pay  the  following   expenses  on  the  same
       investment, assuming no redemptions:                          $3          $10          $17          $38





--------------------------------------------------------------------------------
The amounts listed in this example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those indicated. Example (a) includes the effect of the Fund's $5.00 account closeout fee which is charged when you voluntarily redeem all of the shares in your account. The example assumes a 5% annual return; however, the Fund's actual performance will vary and may result in an actual return more or less than 5%.
--------------------------------------------------------------------------------

     Additional financial and performance information is contained in the Fund's annual report, which can be obtained without charge by calling 1-800-GABELLI (1-800-422-3554).

                                               FINANCIAL HIGHLIGHTS

The following information has been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the SAI, which is incorporated herein by reference.

Per share amounts for a Fund share outstanding throughout each year ended September 30,

                                             1998       1997 (d)      1996          1995         1994           1993*
                                             ----       ----          ----          ----         ----           ----
Operating performance:
Net asset value, beginning of year....      $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
                                            -----        -----        -----        -----        -----         -----
Net investment income (a).............      0.0496       0.0485      0.0492        0.0528       0.0323        0.0271
Net gain on investments...............      0.0005       0.0013      0.0006        0.0002       0.0002        0.0002
                                            ------       ------      ------        ------       ------        ------
Total from investment operations......      0.0501       0.0498      0.0498        0.0530       0.0325        0.0273
                                            ------       ------      ------        ------       ------        ------

Distributions to shareholders from:
Net investment income...............       (0.0496)     (0.0485)    (0.0492)      (0.0528)     (0.0323)      (0.0271)
Net realized gains..................       (0.0005)     (0.0013)    (0.0006)      (0.0002)     (0.0002)      (0.0002)
                                           --------     --------    --------      --------     --------      --------
Total distributions.................       (0.0501)     (0.0498)    (0.0498)      (0.0530)     (0.0325)      (0.0273)
                                           --------     --------    --------      --------     --------      --------

Net asset value, end of year........        $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
                                            =====        =====        =====        =====        =====         =====
Total return (c)....................         5.1%         5.1%        5.1%          5.4%         3.3%          2.8%
                                             ====         ====        ====          ====         ====          ====

Ratios to average net assets/
supplemental data:
Net assets, end of year (in 000s)...       $314,394     $203,542    $216,038      $218,036     $186,020      $187,709
Ratio of net investment income
   to average net assets............        4.91%        4.85%        4.92%        5.30%        3.23%         2.73%
Ratio of operating expenses
   to average net assets (b)........        0.30%        0.30%        0.30%        0.27%        0.30%         0.30%
         .........
------------------
*    The Fund commenced operations on October 1, 1992.
(a)  Net  investment  income  before  fees  waived by the Manager for the fiscal years  ended  September  30,  1998,  1997,  1996,  1995,  1994 and 1993 was
     $0.0475, $0.0469, $0.0477, $0.0516, $0.0312 and $0.0255, respectively.
(b)  Operating  expense  ratios before fees waived by the Manager for the fiscal years ended September 30, 1998, 1997, 1996, 1995, 1994 and 1993 were 0.46%,
     0.46%, 0.45%, 0.39%, 0.43% and 0.46%, respectively.
(c)  Total return  represents  aggregate  total return of a hypothetical  $1,000 investment  at the  beginning  of the  period  and  sold  at the end of the period,  including  reinvestment  of dividends  (exclusive  of any closeout fees).
(d)  Gabelli Funds, Inc. became the sole investment advisor of the
 Fund on April 15, 1997.



                                         FUND GOALS, RISKS AND STRATEGIES

     GOAL. The Fund's goal is to provide high current income consistent with preservation of principal and liquidity. This goal is fundamental and may be changed only by shareholders.

PRINCIPAL INVESTMENTS. Under normal market conditions, the Fund will invest at least 65% of its assets in U.S. Treasury securities, including:

               U.S. Treasury bills
               U.S. Treasury notes
               U.S. Treasury bonds
               U.S. Treasury strips

         The Fund may also borrow money in an amount equal to no more than 30% of its assets for temporary, extraordinary or emergency purposes or for the clearance of transactions. Although the Fund also may enter into repurchase agreements collateralized by U.S. Treasury securities, the Fund currently intends to invest exclusively in U.S. Treasury obligations.

     Substantially all of the dividends the Fund pays are exempt from state and local taxes. Such dividends, however, are not exempt from Federal taxes and any capital gains paid by the Fund will be subject to Federal, state and local taxes. See "Dividends, Distributions and Taxes."

            The Fund attempts to maintain a constant $1.00 per share price by purchasing only securities with 397 days or less remaining to maturity and limiting the dollar-weighted average maturity of its portfolio to 90 days. Although the Fund can't guarantee a $1.00 per share price, its maturity standards and investments in U.S. Treasury obligations help to minimize any price increases or decreases that might result from rising or declining interest rates.

WHO MAY WANT TO INVEST.  The Fund may appeal to you if:

               you are a long-term investor or saver
               you desire a fund with lower fund expenses than the average U.S. Treasury money market fund you seek stability of principal more than growth or high current income you seek income free from state and local taxes you intend to exchange into other Gabelli-sponsored mutual funds

You may not want to invest in the Fund if:

               you are a short-term investor,  since the Fund may impose certain
               transaction   charges  you  are  aggressive  in  your  investment
               approach or you desire a relatively high rate of return

RISK FACTORS. Although the Fund attempts to maintain a constant net asset value of $1.00 per share, your investment in the Fund is not guaranteed. By itself, no fund constitutes a balanced investment program and there is no guarantee that any fund will achieve its investment objective since there is uncertainty in every investment.

                             MANAGEMENT OF THE TRUST

         The Trustees (who, with the Trust's officers, are described in the SAI) have overall responsibility for the management of the Trust. The Trustees decide upon matters of general policy and review the actions of the Manager, Gabelli & Company, Inc. (the "Distributor") and the Trust's other service providers.

     THE MANAGER. Subject to the Trustees' oversight, the Manager conducts and supervises the daily operations of the Trust, manages the investment operations of the Trust, administers the Trust's business affairs and supervises the performance of services by others. The Manager is located at One Corporate Center, Rye, New York 10580-1434.

            As compensation for its services and the related expenses borne by the Manager, the Manager is entitled to receive a fee, computed daily and payable monthly, equal, on an annual basis, to .30% of the Fund's average daily net assets (the "Management Fee"). The Manager has agreed to waive voluntarily all or a portion of its Management Fee and/or to assume voluntarily certain expenses of the Trust until further notice to the extent necessary to maintain the total expense ratio of the Fund at not more than .30% of average daily net assets (excluding interest, taxes and extraordinary expenses). This has the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors in the Fund. There is no assurance that these fees will be waived or that expenses will be reimbursed in the future. See "The Manager - Expenses" in the SAI. For the fiscal year ended September 30, 1998, the Manager received fees after waivers at the effective rate of .15% of the Fund's average daily net assets.

         The Manager believes the indefinite waiver of its fee and the expense limit of 0.30% makes it one of the most attractive U.S. Treasury-only money market funds. In order to maintain its lower than average expense structure, it imposes certain transaction charges to those investors who use the fund for short periods of time or for small dollar transactions. Accordingly, account closeouts, bank wires under $5,000 and check redemptions are subject to a $5.00 fee.

            The Manager was formed in 1980 and as of September 30, 1998 acts as investment adviser to mutual funds with aggregate assets of approximately $6.0 billion (less affiliates). Its majority owned affiliates Gabelli Advisers, Inc. and Gabelli Fixed Income LLC manage mutual funds with assets aggregating $347 million and $664 million, respectively.


                                                                                     Net Assets
         Open-end funds:                                                              09/30/98

         Gabelli Asset Fund                                                           $1,373
         Gabelli Growth Fund                                                                1,405
         Gabelli Value Fund Inc.                                                              676
         Gabelli Small Cap Growth Fund                                                        277
         Gabelli Equity Income Fund                                                            79
         Gabelli ABC Fund                                                                      41
         Gabelli Global Telecommunications Fund                                               136
         Gabelli U.S. Treasury Money Market Fund                                              314
         Gabelli Global Interactive Couch Potato(R)Fund                                         62
         Gabelli Global Convertible Securities Fund                                             6
         Gabelli Global Opportunity Fund                                                        4
         Gabelli Gold Fund Inc.                                                                13
         Gabelli Capital Asset Fund                                                           134
         Gabelli International Growth Fund, Inc.                                               25
         Gabelli Westwood Funds:      Equity                                                  177
                                      Intermediate Bond                                         7
                                      Balanced                                                 142
                                      SmallCap Fund                                             11
                                      Realty                                                    1
                                      Mighty Mites                                          4,838
         The Treasurer's Fund, Inc.:  Domestic Prime                                          345
                                      Tax Exempt                                               207
                                      U.S. Treasury                                             111
         Closed-end funds:

         Gabelli Equity Trust Inc.                                                          1,212
         Gabelli Global Multimedia Trust Inc.                                                 141
         Gabelli Convertible Securities Fund, Inc.                                            116

     The Distributor is an indirect majority-owned subsidiary of the Manager. GAMCO Investors, Inc. ("GAMCO"), a wholly owned subsidiary of the Manager, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments. As of September 30, 1998, GAMCO had aggregate assets in excess of $6.3 billion under its management. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Manager and the Distributor on the basis of his ownership of stock of the Manager.

         The SAI contains further information about the Management Agreement including a more complete description of the advisory and expense arrangements, exculpatory and brokerage provisions, as well as information on the brokerage practices of the Trust.

ADMINISTRATION. The Manager acts as administrator of the Fund and has engaged First Data Investor Services Group, Inc. (the "Sub-Administrator") to act as sub-administrator of the Fund. The Sub-Administrator provides certain administrative services necessary for the Trust's operations, including the preparation and distribution of materials for meetings of the Board of Trustees, compliance testing of Trust activities and assistance in the preparation of proxy statements and other documentation. For such services and the related expenses borne by the Sub-Administrator, the Manager pays a prorated fee of .10% of the average daily net assets of the Trust and certain other affiliated funds not exceeding $1 billion, .08% of net assets exceeding $1 billion but not exceeding $1.5 billion, .03% of net assets exceeding $1.5 billion but not exceeding $3 billion, and .02% of net assets exceeding $3 billion. No additional amount will be paid by the Trust for services by the Sub-Administrator. The Sub-Administrator, which is a subsidiary of First Data Corp., has its principal office at One Exchange Place, Boston, Massachusetts 02109.

The Distributor

         Gabelli & Company, Inc., located at One Corporate Center, Rye, New York 10580-1434, serves as Distributor of the Fund's shares at no cost to the Fund.

                                              INVESTMENT PERFORMANCE

         The Fund may advertise its "7-day yield." The 7-day yield represents the amount you would earn if you stayed in the Fund for a year and the Fund continued to have the same yield throughout that year without reinvesting dividends. Seven-day yield equals the net investment income per share for a 7-day period annualized.

         The Fund may also advertise its "effective yield," the "tax-equivalent yield" and average annual total returns. Effective yield is similar to the yield, except it is assumed that dividends are reinvested and compounded.
Tax-equivalent yield shows the yield you would have to earn on a taxable investment in order to equal the Fund's tax-free yield and is calculated by dividing the Fund's yield by one minus a certain state tax rate.

            In reports or other communication to investors, or in advertising, the Fund may discuss relevant economic and market conditions affecting the Fund and provide periodic updates of the Fund's investment activity. Performance of the Fund compared to other similar mutual funds or broad-based indices may be advertised. Please note that the Fund's past performance does not indicate the Fund's future performance.

                                                PURCHASE OF SHARES

     WHEN SHARES CAN BE PURCHASED. You can purchase the Fund's shares on any day the New York Stock Exchange, Inc. ("NYSE") is open for trading (a "Business Day").

HOW TO PURCHASE SHARES. You may purchase shares through the Distributor, directly from the Trust, through the Transfer Agent or through organizations that have special arrangements with the Fund ("Participating Organizations").

      You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli U.S. Treasury Money Market Fund" to:

     By Mail                                               By Personal Delivery
     The Gabelli Funds                                        The Gabelli Funds
     P.O. Box 8308                                 The BFDS Building, 7th Floor
     Boston, MA  02266-8308                                   Two Heritage Drive
                                                              Quincy, MA  02171

     You can obtain a subscription order form by calling 1-800-422-3554. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number.

      By Bank Wire. To open an account using the bank wire system, first telephone the Fund at 1-800-422-3554 to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       State Street Bank and Trust Company
                                        ABA #011-0000-28 REF DDA #99046187
                 Re: The Gabelli U.S. Treasury Money Market Fund
                                           Account #___________________
                                          Account of (Registered Owners)
                      225 Franklin Street, Boston, MA 02110

     If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Standard Time, you will begin earning dividends on the day of receipt.
      Through a Participating Organization. You may purchase shares through Participating Organizations. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

To reduce costs, State Street will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of Fund management, it is in the Fund's best interest to do so and (ii) suspend the offering of shares for any period of time.

   MINIMUM INVESTMENTS. Your minimum initial investment must be at least $10,000 ($3,000 for registered shareholders of other mutual funds managed by the Manager, Gabelli Advisers, Inc. or Gabelli Fixed Income). If you invest through an Individual Retirement Account ("IRA"), you must invest at least $1,000 initially. There is no minimum for subsequent investments. Participating Organizations may have different minimum investment requirements. Officers or Trustees of the Trust or other investment companies managed by the Manager and officers, directors and full-time employees of the Manager, the Sub-Administrator, the Distributor, State Street and their affiliates (including such persons' spouses, children, grandchildren, parents, grandparents, siblings, spouses' siblings, siblings' spouses and siblings' children and retirement plans and trusts for their benefit) are not subject to the minimum investment requirements.

SHARE PRICE. The Fund sells its shares at the "net asset value" next determined after the Fund receives your completed subscription order form and your payment in Federal funds. If you purchased shares:

      using a check or money order, your payment will usually be converted to Federal funds by noon (New York time) on the next business day after receipt by State Street.
      by bank wire, your purchase will become effective when State Street receives the wire.
      through a Participating Organization, your purchase will become effective when State Street receives Federal funds from the Participating Organization.

"Net Asset Value" per share of the Fund is equal to the value of the Fund's net assets (the value of its securities and other assets less its liabilities) divided by the number of shares outstanding. The Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Fund values it portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions. The Fund calculates its net asset value at noon (New York time) and at the close of the NYSE (New York time) on each Business Day. Once your purchase order is effective, your purchase payment will be invested in shares of the Fund at the net asset value next determined after effectiveness.

                                               REDEMPTION OF SHARES

WHEN SHARES CAN BE REDEEMED. You can redeem shares on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

         If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days. You will be charged $5.00 when you redeem all shares in your account, unless you redeem by wire in excess of $5,000 or you exchange shares out of the Fund to another Gabelli-sponsored fund.

HOW TO REDEEM SHARES.  You may redeem shares through the  Distributor,  directly
from  the  Trust   through   the   Transfer   Agent  or  through   Participating
Organizations.

      By Letter. You may mail a letter requesting redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

      By Telephone. You may redeem your shares by calling either 1-800-422-3554 or 1-800-872-5365 (617-328-5000 from outside the United States), subject to a $25,000 limitation. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days) or by bank wire.

      By Check. The Fund will make checks payable to the name in which the account is registered, normally mail the check to the address of record within seven days and charge you $5.00 for this service.

      By Wire. The Fund accepts telephone requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The Fund will deduct a wire fee (currently $5.00) from your account if you redeem less than $5,000. If you wish your bank to receive a wire the day you place the telephone request, you must call the Fund by noon (New York time).

      General. If you purchase Fund shares by check, you may not redeem shares until 15 days following purchase. You may not redeem shares held through an IRA by telephone. If State Street properly acts on telephone instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Trust will be responsible for any losses due to telephone transactions. See the SAI for a description of such procedures.

      By Check Draft. You may write checks on your account with the Fund in the amount of $500 or more. Simply request the checkwriting service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared, (2) the check would close out your account, (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. In the case of (3), (4) and (5), State Street will charge your account a $15 fee. The Trust may change or terminate the check-writing service or impose additional charges at any time.

     Through the Systematic Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly or annual basis. Please call the Distributor at 1-800-422-3554 for more information.

      Through a Participating Organization. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives the request.

      Through Involuntary Redemption. The Fund may redeem all shares in your account if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $1,000.

                                                EXCHANGE OF SHARES

            You may exchange shares from the Fund for shares of any other open-end mutual fund advised by the Manager or its affiliates or distributed by the Distributor. See the listing of open- end funds available above under "MANAGEMENT OF THE TRUST - The Manager." You must meet the minimum purchase requirements for the fund whose shares you acquire by exchange. The Fund offers an automatic monthly exchange privilege. If you are exchanging for shares of a fund with a sales charge, you must pay the sales charge at the time of exchange. Please call the Distributor for details.

                                        DIVIDENDS, DISTRIBUTIONS AND TAXES

            The Fund expects to declare daily and pay monthly dividends of net investment income and short-term capital gains and make distributions annually of any net long-term capital gains. If you effect a purchase of shares prior to 12:00 noon (New York time), you will receive the full dividend for that day. If you effect a redemption request prior to 12:00 noon (New York time) on any business day, you will not earn that day's dividend but the redemption proceeds are available that day. Redemption requests effected as of the close of regular trading on the NYSE, normally 4:00 p.m. (New York time), earn that day's dividend but the redemption proceeds are not available until the next business day.

         The Fund will pay dividends and distributions in additional shares of the Fund based on the net asset value of the Fund's shares on the payment date. If you wish to receive dividends in cash, notify the Fund at The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 1-800-422-3554.

         In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains, if any, that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement. The Fund intends to avoid the excise tax by making timely distributions.

         Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

         Capital gains, if any, derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at a favorable long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income. Distributions from capital gains may be subject to state and local taxes.

         Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

            More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of disposition of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                               GENERAL INFORMATION

Description of Shares, Voting Rights and Liabilities

         The Trust was organized on May 21, 1992 as an unincorporated business trust under the laws of Delaware. The Fund is the only portfolio of the Trust.

         All shareholders of the Trust have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust as a whole and affecting the Fund. The Trust will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee. The SAI contains more information regarding voting rights.

         You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts,
(3) tenant in common accounts and (4) accounts which have the same address.

Custodian, Transfer Agent and Dividend Disbursing Agent

         State Street, located at 225 Franklin Street, Boston, MA 02110, is the Custodian for the Trust's cash and securities as well as the Transfer and Dividend Disbursing Agent for its shares. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street, performs the shareholder services on behalf of State Street and is located at The BFDS Building, Two Heritage Drive, Quincy, MA 02171. State Street does not assist in and is not responsible for investment decisions involving assets of the Trust.

Information for Shareholders

         All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1434, or to the respective Participating Organization, as the case may be. For assistance, call 1-800-GABELLI (1-800-422-3554) or visit our web site at http://www.gabelli.com.

            As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. The year 2000 issue could potentially adversely impact the payment of interest and dividends, pricing, account services and other Fund operations. The Manager is in the process of modifying its systems and working with its software vendors to prepare for the year 2000. Based on information currently available, the Manager does not expect to incur significant operating expenses or be required to incur material costs to be year 2000 compliant. There can be no assurance, however, that steps taken by the Manager in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund.

            Upon request, the Distributor will provide, without charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.

                   The Gabelli U.S. Treasury Money Market Fund
                                               One Corporate Center
                                             Rye, New York 10580-1434
                                     Telephone 1-800-GABELLI (1-800-422-3554)
                                              http://www.gabelli.com

                       STATEMENT OF ADDITIONAL INFORMATION
                               December 20, 1998

   This Statement of Additional Information relates to The Gabelli U.S. Treasury Money Market Fund (the "Fund") which is the first series of The Gabelli Money Market Funds, a Delaware business trust (the "Trust"). This Statement of
Additional   Information  is  not  a  prospectus  and  is  only  authorized  for distribution when preceded or accompanied by the Fund's prospectus dated December 20, 1998, as supplemented from time to time (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or telephoning the Fund at the address and telephone number set forth above.

                                TABLE OF CONTENTS

Investment Objective and Policies.................................................................................2
Investment Techniques.............................................................................................2
         U.S. Treasury Obligations................................................................................2
         When-Issued and Delayed Delivery Securities..............................................................3
         Illiquid Securities......................................................................................3
Certain Risk Considerations.......................................................................................4
         Repurchase Agreements....................................................................................4
Investment Restrictions...........................................................................................5
Trustees and Officers.............................................................................................6
The Manager.......................................................................................................9
         Expenses................................................................................................11
The Sub-Administrator............................................................................................11
The Distributor..................................................................................................12
The Custodian, Transfer Agent and Dividend Disbursing Agent......................................................12
Purchase of Shares...............................................................................................12
Retirement Plans.................................................................................................13
Redemption of Shares.............................................................................................13
Net Asset Value..................................................................................................14
Portfolio Turnover...............................................................................................15
Portfolio Transactions and Brokerage.............................................................................15
Performance Information..........................................................................................16
Description of Trust.............................................................................................17
General Information..............................................................................................17
         Counsel and Independent Auditors........................................................................17
Financial Statements.............................................................................................18

                        INVESTMENT OBJECTIVE AND POLICIES

     .........The Fund's investment  objective is high current income consistent with preservation of principal and liquidity. The Fund seeks to achieve this objective by investing in U.S. Treasury obligations which have remaining maturities of 397 days or less. There can be no assurance that the Fund can achieve its investment objective. Currently the Fund will invest exclusively in U.S. Treasury obligations. Although the Fund reserves the right to use repurchase agreements, the Fund will not engage in such activity until further notice. The investment objective stated above is fundamental and may be changed only by the affirmative vote of at least a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). A majority of the Fund's outstanding securities is the lesser of (i) 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the Fund's outstanding shares are represented in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

     .........For a further description of the investment objective and policies of the Fund, see "Fund Goals, Risks and Strategies" in the Fund's Prospectus.

                              INVESTMENT TECHNIQUES

     .........In order to achieve its investment objective,  the Fund invests in the following types of instruments and uses certain strategies described below.

U.S. Treasury Obligations

     .........As set forth in the Prospectus, under normal market conditions the
Fund will invest at least 65% of its assets in the following types of U.S. Treasury obligations:

     .........U.S.  Treasury  Securities.  The Fund will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates and the lengths of their maturities.

     .........Components  of U.S. Treasury Securities.  The Fund may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one or more of the interest payments scheduled to be paid on such obligations. Component parts of U.S. Treasury notes or bonds are created through the U.S. Treasury Department's STRIPS program. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, or (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, and may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. The underlying U.S. Treasury notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

When-Issued and Delayed Delivery Securities

     .........The  Board  has  authorized  the Fund  from  time to time,  in the ordinary course of business, to purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction); however, the Manager does not currently intend to employ such investments. The securities so purchased would be subject to market fluctuation and no interest would accrue to the purchaser during this period. While the Fund would only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund would also establish a segregated account with the Trust's Custodian in which it would continuously maintain cash and U.S. Government securities equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the Fund may purchase securities on such basis without limit. For a description of the risks associated with the purchase of securities on a when-issued or delayed delivery basis, see "Certain Risk Considerations."

Illiquid Securities

 .........The Board has authorized the Fund to invest up to 10% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or subject to legal or contractual restrictions on resale; however, the Manager does not currently intend to employ such investments. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     .........In  recent  years,  however,  a  large  institutional  market  has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          .........Rule  144A  under the  Securities  Act  allows  for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales  of certain  securities  to  qualified  institutional  buyers.  The
     Trust's investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD").

          .........Restricted  securities  eligible for resale  pursuant to Rule
     144A under the Securities Act are not deemed to be illiquid. The Fund would treat such securities as illiquid until such time that the investment adviser determines that they are readily marketable. In reaching liquidity decisions, the Trust's investment adviser would consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
     (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                           CERTAIN RISK CONSIDERATIONS

          .........An  investment in the Fund involves certain risks,  including risks associated with entering into repurchase agreements and the purchase of securities on a when-issued or delayed delivery basis.

Repurchase Agreements

          .........The  Board has authorized  the Fund to enter into  repurchase agreements, which are agreements to purchase securities (the "underlying securities") from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer, and the bank or dealer agrees to repurchase the underlying securities from the Fund, at the original purchase price, plus specified interest, at a specified future date; however, the Manager does not currently intend to employ such investments. The Fund will enter into repurchase agreements only where the underlying securities (1) are of the type (excluding maturity limitations) which the Fund's investment policies and restrictions would allow it to purchase directly and (2) are "marked to market" on a daily basis, so that the market value of the underlying securities, including interest accrued, is equal to or in excess of the value of the repurchase agreement. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The U.S. Treasury obligations held as collateral are valued daily, and as the value of these instruments declines, the Fund will require additional collateral.

          .........With respect to engaging in repurchase agreements, the Fund's risk would be primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligations are less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will experience a loss.

          .........In   addition,   interest   income  derived  from  repurchase
     agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes. In addition, some states require that, in order for the tax exempt character of the Fund's interest from U.S. Treasury obligations to pass through to its shareholders, the Fund must maintain specified minimum levels of the Fund's total assets in U.S. Treasury obligations. If the level of non-U.S. Treasury obligations (including repurchase agreements) exceeds a state's limit for this pass-through, then none of the Fund's interest income would be exempt from state or local income tax in the state for the applicable year. While the Fund does not specifically limit the amount of repurchase agreements which it can enter into, the Fund will endeavor to maintain the levels necessary to preserve the pass-through of the Fund's tax exempt interest income from U.S. Treasury obligations.

                             INVESTMENT RESTRICTIONS

          .........Unless  specified to the contrary, the following restrictions are fundamental and may not be changed as to the Fund without the approval of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).

 .........As a matter of fundamental policy, the Trust may not, on behalf of the Fund:

                           (1) purchase any security  other than  obligations of
                  the U.S. Government, including repurchase agreements with respect to such securities;
                           (2) borrow  money,  except from banks for  temporary,
                  extraordinary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions; borrowing in the aggregate may not exceed 30% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings exceed 5% of the Fund's total assets;
                           (3) issue  senior  securities  as defined in the 1940
                  Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money from banks; or
                  (c) purchasing securities on when-issued or delayed delivery basis;
                           (4) make  loans of the Fund's  portfolio  securities,
                  except through repurchase agreements;
                           (5) purchase  securities  on margin  (except that the
                  Fund may obtain such short-term credits as may be necessary for clearance of transactions);
                           (6) act as  underwriter  of securities  except to the
                  extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws;
                           (7) make short sales or maintain a short position;
                           (8) buy or sell  real  estate  or  interests  in real
                  estate, including real estate limited partnerships;
                           (9) acquire securities of other investment companies,
                  except in connection with a merger, consolidation, acquisition or reorganization;
                           (10) make investments for the purpose of exercising control or management; (11) invest in interests in or leases related to oil, gas or other mineral exploration or development programs; or
                           (12) buy or sell  commodities or commodity  contracts
                  (including futures contracts and options thereon).

         In addition, as a matter of operating policy, the Trust will not on behalf of the Fund invest more than 25% of the Fund's total assets in any industry other than the U.S. Government.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                              TRUSTEES AND OFFICERS

          The Trustees and Officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York, 10580-1434.




Name, Age, Position(s)                  Principal Occupations
with Trust and Address                  During Past Five Years

*Mario J. Gabelli, 56                   Chairman  of the  Board,  Chief  Executive  Officer  and  Chief  Investment
President and Trustee                   Officer  of  Gabelli  Funds,   Inc.;  Chief  Investment  Officer  of  GAMCO
                                        Investors,  Inc.;  President,   Director
                                        and/or   Trustee  of  all  mutual  funds
                                        advised  by the  Adviser;  Chairman  and
                                        Chief   Executive   Officer   of   Lynch
                                        Corporation;  and  Director of East/West
                                        Communications, Inc.

Anthony J. Colavita, 62                 President  and  Attorney  at Law in the law firm of  Anthony  J.  Colavita,
Trustee                                 P.C.; Director or Trustee of 12 other  registered  investment  companies in the Gabelli family.

Vincent D. Enright, 55                  Senior Vice  President and Chief  Financial  Officer of Brooklyn  Union Gas
Trustee                                 Company;  Director  of two other  registered  investment  companies  in the
                                        Gabelli family.

John J. Parker, 66                      Attorney  at the law firm of  McCarthy,  Fingar,  Donovan,  Drazen & Smith,
Trustee                                 since August 1989.







Name, Age, Position(s)                   Principal Occupations
with Trust and Address                   During Past Five Years

*Karl Otto Pohl, 67                     Partner of Sal Oppenheim  Jr. & Cie (private  investment  bank);  Currently
Trustee                                 Board  Member  of  IBM  World  Trade   Europe/Middle   East/Africa   Corp.;
                                        Bertelsmann          AG;          Zurich
                                        Versicherungs-Gesellschaft  (insurance);
                                        the International  Council for JP Morgan
                                        & Co.; Supervisory Board member of Royal
                                        Dutch  (petroleum  company)  of ROBECo/o
                                        Group;  Advisory  Director  of  Unilever
                                        N.V.  and Unilever  Deutschland;  Former
                                        President of the Deutsche Bundesbank and
                                        Chairman  of its  Central  Bank  Council
                                        from 1980 through 1991;  and Director or
                                        Trustee of all funds  advised by Gabelli
                                        Funds, Inc.

Anthonie C. van Ekris, 63               Managing  Director  of Balmac  International;  Director,  Stahel  Hardmeyer
Trustee                                 A.G.; Director or Trustee of nine other registered  investment companies in the Gabelli family.

Bruce N. Alpert, 46                     Vice  President,  Treasurer and Chief  Operating  Officer of the investment
Vice President & Treasurer              advisory  division of the Adviser;  President  and/or Vice President and/or
                                        Treasurer of all  registered  investment
                                        companies  in the  Gabelli  family;  and
                                        Director   and   President   of  Gabelli
                                        Advisers Inc.

Judith A. Raneri, 30                    Portfolio  Manager,  Gabelli Funds, Inc. since April 1997. Senior Portfolio
Vice President                          Manager,  Secretary and Treasurer of The Treasurer's Fund, Inc. A member of the Investment and Credit Review Committees.


Ronald S. Eaker, 37                     Senior  Portfolio  Manager of Gabelli Fixed Income LLC and its predecessors
Vice President                          since  1987.  President  and Chief  Investment  Officer of The  Treasurer's
                                        Fund, Inc.


Henley L. Smith, 41                     Senior  Portfolio  Manager of Gabelli Fixed Income LLC and its predecessors
Vice President                          since 1987. Vice President and Investment  Officer of The Treasurer's Fund,
                                        Inc.








Name, Age, Position(s)                  Principal Occupations
with Trust and Address                  During Past Five Years

James E. McKee, 34                      Vice President and General Counsel of GAMCO Investors,  Inc. since 1993 and
Secretary                               of Gabelli Funds,  Inc.  since August 1995;  Secretary of all Funds advised by Gabelli Funds,  Inc. and Gabelli Advisers LLC since August 1995.  Branch
                                        Chief with the U.S.  Securities  and Exchange  Commission  in New York from

                                       1992 through 1993.

          * "Interested person" of the Fund, as defined in the 1940 Act. Mr. Gabelli is an affiliated person of the Manager. Mr. Pohl received fees from the Manager but has no obligation to provide any services to the Manager. Although this relationship does not appear to require designation of Mr. Pohl as an interested person, the Trust has made such a designation in order to avoid the possibility that Mr. Pohl's independence would be questioned.

No Director, officer or employee of the Manager or any affiliate of the Manager will receive compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each of its Trustees who is not a director, officer or employee of the Manager or any of its affiliates $3,000 per annum plus $500 per meeting attended plus reimbursement of relevant travel and out-of-pocket expenses.

                                            TRUSTEE COMPENSATION TABLE

         The following table sets forth certain information regarding the compensation of the Trust's Trustees. No executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended September 30, 1998 in excess of $60,000.


                  (1)                                      (2)                                  (3)
             Name of Person                      Aggregate Compensation               Total Compensation from
                                                     from Registrant             Registrant and Fund Complex Paid
                                                     for Fiscal Year              to Trustees for Calendar Year*

----------------------------------------- -------------------------------------- ----------------------------------

Anthony J. Colavita                                      $5,000                            $81,500 (13)

Vincent D. Enright                                       $6,000                             $18,000 (3)

John J. Parker                                           $6,000                             $6,000 (1)

Karl Otto Pohl                                           $5,000                            $98,466 (15)

Anthonie C. van Ekris                                    $5,000                            $57,500 (10)


* The total compensation paid to such persons during the calendar year through December 31, 1998. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment adviser.

No compensation was received by Mr. Mario J. Gabelli from the Registrant.

            On September 30, 1998, the outstanding voting securities of the Fund consisted of 314,393,667 shares of beneficial interest. As a group, the Officers and Trustees of the Trust (other than Mr. Gabelli) owned beneficially, directly or indirectly, less than 1% of its outstanding voting shares.

         Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of September 30, 1998:



Name and Address                                     % of Class                         Nature of Ownership

Gabelli Funds, Inc.                                  11.76%                             Beneficially
John Fodera
One Corporate Center
Rye, New York 10580-1442



                                   THE MANAGER

         The Manager is a New York corporation with principal offices located at One Corporate Center, Rye, New York 10580-1434. The Manager also serves as investment adviser to The Gabelli Growth Fund, The Gabelli Asset Fund, The Gabelli Equity Income Fund, The Gabelli Small Cap Growth Fund, The Gabelli Value Fund Inc., The Gabelli ABC Fund, The Gabelli Global Telecommunications Fund, The Gabelli Global Convertible Securities Fund, The Gabelli Global Interactive Couch Potato(R) Fund, Gabelli Gold Fund, Inc., Gabelli Capital Asset Fund and Gabelli International Growth Fund, Inc., open-end investment companies, and The Gabelli Equity Trust Inc., The Gabelli Global Multimedia Trust Inc. and The Gabelli Convertible Securities Fund, closed-end investment companies. The Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

         Pursuant to a management agreement with the Trust (the "Management Agreement"), the Manager, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of the Trust and the composition of the Trust's portfolio, including the purchase, retention, disposition of securities and other investments. The Manager is obligated to keep certain books and records of the Trust in connection therewith. The Manager is also obligated to provide research and statistical analysis and to pay costs of certain clerical and administrative services involved in portfolio management. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.

         The Manager has authorized any of its directors, officers and employees who have been elected as Trustees or Officers of the Trust to serve in the capacities in which they have been elected. Services furnished by the Manager under the Management Agreement may be furnished by any such directors, officers or employees of the Manager. In connection with the services it renders, the Manager bears the following expenses:

                  (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's investment adviser;

                  (b) all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

          (c) the costs and expenses payable to First Data Investor Services Group, Inc. (the "Sub-Administrator") pursuant to a sub-administration agreement between the Manager and the Sub-Administrator (the "Sub-Administration Agreement").

         Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses, including (a) the fee payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Divided Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the fees and expenses of the Trust's legal counsel and independent auditors, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and business fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member, (h) the cost of share certificates representing shares of the Trust, if any, (i) the cost of fidelity insurance, and Trustees' and Officers' and errors and omissions insurance, if any, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Securities and Exchange Commission (the "SEC") and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statement and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders and Trustees' meetings and of preparing, printing and mailing reports to shareholders, (l) litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Trust's business, (m) any expenses assumed by the Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act, if any, and (n) the fees and expenses of each series of the Trust in connection with the management, investment and reinvestment of the assets of each such series.

         The Management Agreement provides that the Manager shall not be liable to the Trust for any error of judgment by the Manager or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement in no way restricts the Manager from acting as adviser to others. The Trust has agreed by the terms of the Management Agreement that the Trust may use the name "Gabelli" only for so long as the Management Agreement or any amendment, renewal or extension thereof remains in effect or for so long as the Manager is responsible for the portfolio management and administrative services for the Trust. The Trust has further agreed that in the event that for any reason, the Manager ceases to be responsible for the portfolio management and administrative services of the Trust, the Trust will, unless the Manager otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

         The Management Agreement is terminable without penalty by either party upon not less than sixty (60) days' written notice. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder, except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the independent Trustees is required for any "assignment."

            By its terms, the Management Agreement, which was last approved by the Board of Trustees on November 18, 1998, will remain in effect until December 16, 1999 and from year to year thereafter, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Management Agreement.

         As compensation for its services and the related expenses borne by the Manager, the Trust pays the Manager a fee (the "Management Fee"), computed daily and payable monthly, equal, on an annual basis, to .30% of the Fund's average daily net assets, payable out of the Fund's net assets.

Expenses

         To the extent necessary, the Manager has undertaken to waive voluntarily fees provided for in the Management Agreement and/or voluntarily to assume certain expenses of the Trust so that total expenses of the Fund do not exceed .30% of the Fund's average daily net assets.

            During the fiscal years ended September 30, 1998, September 30, 1997 and September 30, 1996, the investment advisory fees paid to the Manager were $865,180, $635,419 and $750,885, respectively. During such years, the Manager waived advisory fees in the amounts of $461,367, $343,237 and $375,443, respectively.

                              THE SUB-ADMINISTRATOR

         The Sub-Administrator is located at One Exchange Place, Boston, Massachusetts 02109. Pursuant to a Sub-Administration Agreement, the Sub-Administrator provides certain administrative services necessary for the Trust's operations but which do not concern the investment advisory and portfolio management services provided by the Manager or the Sub-Adviser. For such services and the related expenses borne by the Sub-Administrator, the Manager pays an annual fee of .10% of the average daily net assets of the Trust and certain other affiliated funds not exceeding $1 billion, .08% of net assets exceeding $1 billion but not exceeding $1.5 billion, .03% of net assets exceeding $1.5 billion but not exceeding $3 billion, and .02% of net assets exceeding $3 billion. The Sub-Administrator's fee is paid by the Manager and will result in no additional expense to the Trust.

                                 THE DISTRIBUTOR

         The  Trust  on  behalf  of the  Fund has  entered  into a  Distribution
Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Funds, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Fund for the continuous offering of its shares on a no-load basis at no cost to the Fund. In connection with the sale of the Fund's shares, the Trust has authorized the Distributor to give only such information and to make only such statements and representations as are contained in the Fund's Prospectus or Statement of Additional Information. Sales may be made only by Prospectus, which may be delivered personally or through the mails. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act, and bears all costs of preparing, printing and distributing reports and prospectuses used by the Trust in connection with the sale of the Fund's shares and all sales literature printed, counsel fees and expenses in connection with the foregoing.

         The Distribution Agreement is terminable by the Distributor or the Trust at any time without penalty on not more than sixty (60) days' nor less than thirty (30) days' written notice, provided that termination by the Trust must be directed or approved by the Trustees, by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by written consent of a majority of the Trustees who are not interested persons of the Trust or the Distributor. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act. The Distribution Agreement provides that, unless terminated, it will remain in effect from year to year, so long as continuance of the Distribution Agreement is approved annually by the Trustees or by a majority of the outstanding voting securities of the Trust, and in either case, also by majority of the Trustees who are not interested persons of the Trust, or the Distributor, as defined in the 1940 Act.

                   THE CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company is the custodian for the Trust's cash and securities as well as the transfer and dividend disbursing agent (the "Custodian," "Transfer Agent" and "Dividend Disbursing Agent") for its shares. Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company, performs the shareholder services on behalf of State Street Bank and Trust Company, and is located at the BFDS Building, Two Heritage Drive, Quincy, Massachusetts 02171. State Street Bank and Trust Company does not assist in, and is not responsible for, investment decisions involving assets of the Trust.

                                                PURCHASE OF SHARES

         The procedures for purchasing shares of the Fund are summarized in the Prospectus under "Purchase of Shares."

                                                 RETIREMENT PLANS

         The Trust has available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual. There is no minimum for additional investments in an IRA.

            Under the Internal Revenue Code of 1986, as amended (the "Code"), individuals may make wholly or partly tax-deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and/or their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $4,000 annually to both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse. Investors satisfying statutory income levels requirements may make non-deductible contributions up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied.

         Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Fund does not currently act as sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for such plans is $1,000 and there is no minimum for additional investments.

         Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor.

                                               REDEMPTION OF SHARES

         The procedures for redemption of shares of the Fund are summarized in the Prospectus under "Redemption of Shares." The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder.

         None of the Manager, the Transfer Agent, the Trust or any of their affiliates or agents will be liable for any loss, expense, or cost when acting upon any oral, wired, or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a shareholder is unable to contact the Trust by telephone, a shareholder must also mail the redemption request to the Distributor at The Gabelli Funds, P.O. Box 8308, Boston, Massachusetts 02266-8308.

                                 NET ASSET VALUE

         The method for determining the public offering price of the Fund's shares and the net asset value per share is summarized in the Prospectus under "Purchase of Shares - Share Price."

         The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.

         As required by Rule 2a-7, the Trustees have adopted the following policies relating to the Fund's use of the amortized cost method:

         (a) The Trustees have established procedures which they consider to be reasonably designed, taking into account current market conditions affecting the Fund's investment objective, to stabilize its net asset value at $1.00 per share.

         (b) The Trustees (i) have adopted procedures whereby the extent of deviation between the current net asset value per share calculated using available market quotations or market-based quotations from the Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and as are reasonable in light of current market conditions, (ii) will periodically review the amount of deviation as well as the methods used to calculate the deviation, and (iii) will maintain records of the determination of deviation and the Trustees' review thereof. In the event such deviation exceeds 3/10 of 1%, the Trustees will promptly consider what action, if any, should be taken to prevent the deviation from exceeding 1/2 of 1%. Where the Trustees believe the extent of deviation may result in material dilution or other unfair results to investors or exiting shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

         (c) The Fund will seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that it will not purchase any instrument with a remaining maturity (as determined pursuant to Rule 2a-7) longer than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

         (d) The Fund will limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated securities which the Manager, acting in accordance with procedures and guidelines approved by the Trustees, determines to be of eligible quality and to present minimal credit risks. The Fund will invest in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. The types of U.S. Treasury obligations in which the Fund will invest include (1) bills, notes and bonds issued by the U.S. Treasury that are direct obligations of the U.S. Government and (2) component parts of U.S. Treasury notes and bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment Objective and Policies" in the Prospectus.

         (e) The Fund will record, maintain and preserve permanently in an easily accessible place a written copy of the procedures described above and will record, maintain and preserve for a period of not less than six years (two years in an easily accessible place) a written record of the Trustees' considerations and actions taken in connection with the discharge of their obligations set forth above.

         While the procedures adopted by the Trustees have been designed to enable the Fund to achieve its investment objective of maintaining a $1.00 share price, there can be no assurance that a constant share price will be maintained. In the event that market conditions or changes in issuer creditworthiness result in a substantial deviation between the Fund's $1.00 amortized cost price per share and its net asset value per share based on the market value of the Fund's portfolio, the Trustees will take such action as they deem appropriate to eliminate or reduce to the extent possible any dilution of shareholder interests or other unfair results to existing shareholders or investors. Such action may include basing the purchase and redemption price of Fund shares on the Fund's market-based net asset value, with the result that the Fund's price per share may be higher or lower than $1.00.

                                                PORTFOLIO TURNOVER

         The Fund normally intends to hold its portfolio securities to maturity. The Fund normally does not expect to trade portfolio securities although it may do so to take advantage of short-term market movements. The Fund will make purchases and sales of portfolio securities on a net price basis; brokerage commissions are not normally charged on the purchase or sale of U.S. Treasury securities. See "Portfolio Transactions and Brokerage."

                                       PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Manager is responsible for decisions to buy and sell securities for the Fund, arranging the execution of portfolio transactions on the Fund's behalf, and selection of brokers and dealers to effect the transactions. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. There were no brokerage commissions incurred by the Fund since its commencement of operations. The instruments purchased by the Fund are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

         The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions.
                             PERFORMANCE INFORMATION

            The Fund will prepare a current quotation of yield from time to time. The yield quoted will be the simple annualized yield for an identified seven (7) calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. The yield for the seven-day period ended September 30, 1998 was 4.80% (4.64% without waivers), which is equivalent to an effective yield of 4.91% (4.75% without waivers). The yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio and its operating expenses. The Fund may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
                           EFFECTIVE YIELD = [(base period return + 1)365/7] -1

         The Fund may also calculate the tax equivalent yield over a thirty-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Fund will then determine what portion of the yield is attributable to securities, the income of which is exempt for state and local income tax purposes. This portion of the yield will then be divided by one minus the maximum state tax rate of individual taxpayers and then added to portion of the yield that is attributable to other securities.

         The Fund's yield will fluctuate, and annualized yield quotations are not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in the Fund is held, but also on any realized or unrealized gains and losses and changes in the Fund's expenses.

         The Fund may advertise certain total return information computed in the manner described in the Prospectus. An average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period "ERV" of a hypothetical initial investment of $1,000 ("P") over a period of time ["n"] according to the formula: P(1+T)n = ERV.

         Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC Money Fund Report, The Bank Rate Monitor, other industry publications, business periodicals, rating services and market indices.

                                               DESCRIPTION OF TRUST

         The Trust is organized as an unincorporated business trust under the laws of Delaware.

         The Fund is the initial series of shares of beneficial interest (par value $.001) of the Trust. The Trustees are authorized to designate one or more additional series of shares of beneficial interest of the Trust, each series representing a separate investment portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

         Shares have no preference, preemptive, conversion or similar rights. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

         The  Fund  sends   semi-annual   and  annual  reports  to  all  of  its
shareholders which include a list of the Fund's portfolio securities and the Fund's financial statements which shall be audited annually. Unless it is clear that a shareholder holds as nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

         It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust of the Trust or the By-Laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, and the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

         Shares of the Trust have noncumulative voting rights which means that the holders of more than 50% of shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect person or persons as Trustees. The Transfer Agent does not issue certificates evidencing Fund shares.

                               GENERAL INFORMATION

Counsel and Independent Auditors

         Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, is counsel to the Trust.

         Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been selected as independent auditors for the Trust.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
       STATEMENT OF NET ASSETS -- SEPTEMBER 30, 1998
       =======================================================================
       =========

                                                              ANNUALIZED
          PRINCIPAL                                          YIELD AT DATE
       MATURITY
           AMOUNT                                             OF PURCHASE
       DATE                    VALUE
          --------                                            -----------
       -------                  -----
                       U.S. TREASURY OBLIGATIONS -- 99.3%
                       U.S. TREASURY BILLS -- 39.1%
         $123,943,000  U.S. Treasury Bills ...............   4.221% to 5.068%
       10/22/98 - 12/24/98       $122,936,068
       ------------
                                                              INTEREST RATE
                                                              -------------
                       U.S. TREASURY NOTES -- 60.2%
           10,000,000  U.S. Treasury Notes ...............       5.125%
       11/30/98                  9,996,791
           70,000,000  U.S. Treasury Notes ...............       5.125%
       12/31/98                 70,011,627
          109,000,000  U.S. Treasury Notes ...............       5.750%
       12/31/98                109,181,057
       ------------
       189,189,475

       ------------
       TOTAL INVESTMENTS (Cost $312,125,543) (a)
       ..........................................        99.3%   312,125,543
       PAYABLE TO MANAGER
       .................................................................
       (0.0)       (24,631)
       OTHER ASSETS AND LIABILITIES (NET)
       .................................................         0.7
       2,292,755
       -----   ------------
       NET ASSETS (applicable to 314,393,667 shares outstanding,
         $0.001 par value, one billion shares authorized)
       .................................       100.0%  $314,393,667
       =====   ============
       NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
       ...........................                      $1.00
       =====

       -------------------------------------------------------
       (a) Aggregate cost for Federal tax purposes.

       FINANCIAL HIGHLIGHTS
       =======================================================================
       =========
       Selected data for a share of beneficial interest outstanding throughout each period.

       YEAR ENDED SEPTEMBER 30,

       -----------------------------------------------
                                                                          1998
       1997(D)    1996      1995      1994

       ------     ------     ----      ----      -----
       OPERATING PERFORMANCE:
         Net asset value, beginning of period ........................
       $1.00     $1.00      $1.00     $1.00     $1.00

       ------    ------     ------    ------    ------
         Net investment income (b) ...................................
       0.0496    0.0485     0.0492    0.0528    0.0323
         Net realized gain on investments ............................
       0.0005    0.0013     0.0006    0.0002    0.0002

       ------    ------     ------    ------    ------
         Total from investment operations ............................
       0.0501    0.0498     0.0498    0.0530    0.0325

       ------    ------     ------    ------    ------
       DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income .......................................
       (0.0496)  (0.0485)   (0.0492)  (0.0528)  (0.0323)
         Net realized gains ..........................................
       (0.0005)  (0.0013)   (0.0006)  (0.0002)  (0.0002)

       ------    ------     ------    ------    ------
         Total distributions .........................................
       (0.0501)  (0.0498)   (0.0498)  (0.0530)  (0.0325)

       ------    ------     ------    ------    ------
         Net asset value, end of period ..............................   $1.00
       $1.00       $1.00     $1.00     $1.00

       ======    ======     ======    ======    ======
         Total return+ ...............................................
       5.1%      5.1%       5.1%      5.4%      3.3%

       ======    ======     ======    ======    ======
       RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
         Net assets, end of period (in 000's) ........................
       $314,394  $203,542   $216,038  $218,036  $186,020
         Ratio of net investment income to average net assets ........
       4.91%     4.85%      4.92%     5.30%     3.23%
         Ratio of operating expenses to average net assets (c) .......
       0.30%     0.30%      0.30%     0.27%     0.30%

       ----------------------------------------------
         + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
       (b) Net investment income before fees waived by the Manager for the years ended September 30, 1998, 1997, 1996, 1995 and 1994 were $0.0475, $0.0469, $0.0477, $0.0516 and
           $0.0312, respectively.
       (c) Operating expense ratios before fees waived by the Manager for the years ended September 30, 1998, 1997, 1996, 1995 and 1994 were 0.46%, 0.45%, 0.45%, 0.39% and
           0.43%, respectively.

       (d) Gabelli Funds, Inc. became the sole investment adviser of the Fund on April
           15, 1997.

                       See   accompanying    notes   to   financial
       statements.

       THE GABELLI U.S. TREASURY MONEY MARKET FUND
       STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 1998
       =======================================================================
       =========

       INVESTMENT INCOME:
          Interest ....................................................   $
       15,010,349

       ------------
       EXPENSES:
          Management fee ...............................................
       865,180
          Transfer agent fees ..........................................
       144,562
          Registration fees ............................................
       84,703
          Custodian fees ...............................................
       44,989
          Trustees' fees ...............................................
       30,955
          Legal and audit fees .........................................
       29,729
          Shareholder reports ..........................................
       16,988
          Miscellaneous ................................................
       109,441

       ------------
             Total Expenses before fees waived by Manager...............
       1,326,547
             Fees waived by Manager ....................................
       (461,367)

       ------------
             TOTAL EXPENSES--NEt .......................................
       865,180

       ------------
       NET INVESTMENT INCOME ...........................................
       14,145,169
       NET REALIZED GAIN ON INVESTMENTS ................................
       240,664

       ------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $
       14,385,833

       ============


       STATEMENTS OF CHANGES IN NET ASSETS
       =======================================================================
       =========

                                                         YEAR ENDED
       YEAR ENDED
                                                        SEPTEMBER 30,
       SEPTEMBER 30,
                                                            1998
       1997
                                                      ----------------
       --------------
       OPERATIONS:
          Net investment income ....................  $    14,145,169  $
       10,272,019
          Net realized gain on investments .........          240,664
       246,921
                                                      ---------------
       ---------------
            Net increase in net assets resulting
              from operations ......................       14,385,833
       10,518,940
                                                      ---------------
       ---------------
       DISTRIBUTIONS TO SHAREHOLDERS:
          Net investment income ....................      (14,145,169)
       (10,272,019)
          Net realized gain on investments .........         (245,894)
       (241,691)
                                                      ---------------
       ---------------
            Total distributions to shareholders ....      (14,391,063)
       (10,513,710)
                                                      ---------------
       ---------------
       SHARE TRANSACTIONS ($1.00 PER SHARE):
          Shares sold ..............................    1,769,620,862
       2,152,102,612
          Shares issued upon reinvestment of
             dividends and distributions ...........       13,843,721
       9,949,097
          Shares redeemed ..........................   (1,672,607,748)
       (2,174,552,390)
                                                      ---------------
       ---------------
            Net increase (decrease) in net assets ..      110,851,605
       (12,495,451)
       NET ASSETS:
          Beginning of period ......................      203,542,062
       216,037,513
                                                      ---------------
       ---------------
          End of period ............................  $   314,393,667  $
       203,542,062




                      See    accompanying    notes   to   financial
       statements.

       THE GABELLI U.S. TREASURY MONEY MARKET FUND
       NOTES TO FINANCIAL STATEMENTS
       =======================================================================
       =========

       1. DESCRIPTION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced operations on October 1, 1992.

       2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

       SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

       DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually.

       PROVISION FOR INCOME TAXES. The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

       3. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, Inc. (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30 percent of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. To the extent necessary, the Manager has undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30 percent of the Fund's average daily net assets. For the year ended September 30, 1998, the Manager voluntarily waived management fees of $461,367.

       REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
       =======================================================================
       =========

       TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
       THE GABELLI U.S. TREASURY MONEY MARKET FUND
       (a series of The Gabelli Money Market Funds)

             We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (the "Fund") (a series of The Gabelli Money Market Funds) as of September 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund as of September 30, 1998, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

       New York, New York
       November 6, 1998                                         /s/ Ernst &
       Young LLP

       ---------------------


       -----------------------------------------------------------------------
       ---------
                           1998 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

         U.S. GOVERNMENT INCOME:
         The percentage of the ordinary income dividend paid by the
         Fund  during  the  period  from  October  1, 1997  through
         September  30, 1998 which was derived  from U.S.  Treasury
         Securities was 100%.  Such income is exempt from state and local  income tax in all states.  Due to the  diversity in state  and  local tax  laws,  it is  recommended  that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.
       -----------------------------------------------------------------------
       ---------

                                                      PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)      Financial Statements:

                (1)     Financial Statements included in Part A, the Prospectus:

                          Financial Highlights for the years ended September 30,
                          1994,   September   30,  1995,   September  30,  1996,
                          September 30, 1997 and September 30, 1998.

                  (2) Financial Statements included in Part B, the Statement of Additional Information:

                         - Statement of Net Assets at September 30, 1998.
               - Statement of Operations for the year ended September 30, 1998.
     - Statement of Changes in Net Assets for years ended September 30, 1998 and
                             September 30, 1997.
                        - Notes to Financial Statements at September 30, 1998.
                      - Report of Independent Auditors dated  November 6, 1998.

                  (3)     Financial Statements included in Part C:

                          Consent of Independent Auditors.


         (b)      Exhibits:

                  (1)(a)   Certificate of Trust of Registrant.*

                  (1)(b)   Declaration of Trust of the Registrant.*

                  (2)      Amended and Restated By-Laws of the Registrant.*

                  (3)      Not Applicable.

                  (4)      Not Applicable.

                   (5)(a) Management Agreement between the Registrant and Gabelli Funds, Inc. ("Gabelli Funds" or the "Manager").**

                  (5)(b)   Sub-Advisory   Agreement   between  the  Manager  and
                           Gabelli-O'Connor Fixed Income Mutual Funds Management Company ("Gabelli-O'Connor" or the "Sub-Adviser").**

                  (5)(c) Sub-Administration Agreement between the Manager and First Data Investor Services Group, Inc. (formerly known as The
Shareholder  Services Group,  Inc.,  "FDISG" or the "Sub-Administrator").**

                  (6) Distribution Agreement between the Registrant and Gabelli & Company, Inc. ("Gabelli" or the "Distributor").**

                  (7)      Not Applicable.

                  (8) Custodian Agreement between the Registrant and State Street Bank and Trust Company.
                           *

                  (9) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company. *

                  (10)     Not Applicable.

                  (11)(a)  Consent of Independent  Auditors     is filed herein.


                  (11))b)  Consent of Counsel is     filed herein.

                  (11)(c) Powers of attorney for Anthony Colavita, Vincent E. Enright, Thomas E. O'Connor, John J. Parker, Karl Otto Pohl and
                           Anthonie C. van Ekris. *

                     (11)(d) Power of Attorney for Mario J. Gabelli****

                  (12)     Not Applicable.

                  (13)     Purchase Agreement. *

                  (14) Prototype Individual Retirement Account Plan available from Gabelli & Company, Inc. *

                  (15)     Not Applicable.

                  (16)     Schedule for Computation of Each Performance
 Quotation.***

                  (17)     Financial Data Schedule     is filed herein.

                  (18)     Not Applicable.

Item 25. Persons Controlled by or Under Common Control with Registrant.

                  Not Applicable.

Item 26. Number of Holders of Securities.

         The following information for The Gabelli U.S. Treasury Money Market Fund is furnished as of November 20, 1998.

                                    (1)                                     (2)

                                                               Number of Record
                             Title of Series                            Holders

         The Gabelli U.S. Treasury Money Market Fund                   5,911

Item 27. Indemnification.

         To the extent consistent with Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Sections 2 and 3 of Article VII of the Registrant's Declaration of Trust (Exhibit 1(b) to this Registration Statement) and Article VI of the Registrant's By-Laws (Exhibit 2 to this Registration Statement), Trustees, officers and employees of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

          Reference is made to Sections 2 and 3 of Article Seven of Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, its By-Laws, the Management Agreement, the Sub-Advisory Agreement, the Sub-Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item 28. Business and Other Connections of Investment Adviser.

          The Manager serves as manager of the Registrant. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). (SEC File No. 801-37706)

Item 29. Principal Underwriters.

          The information required with respect to the directors and officers of the Distributor is set forth in the Distributor's current Form BD which is incorporated herewith by reference. (SEC File No. 8-21373)

Item 30. Location of Accounts and Records.

         All such accounts, books and other documents required by Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of First Data Investor Services Group, 53 State Street, Boston, Massachusetts 02109; State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; BFDS, Two Heritage Drive, Boston, Massachusetts 02171; and Gabelli Funds, Inc., One Corporate Center, Rye, New York 10580-1434.

Item 31. Management Services.

         Not Applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares.

                                                        42
G:\SHARED\3RDPARTY\GABVALUE\PEA'S\#11\COVER.DOC

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI MONEY MARKET FUNDS, certifies that it meets all the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 30th day of November, 1998.

                                                 THE GABELLI MONEY MARKET FUNDS

                                                          By: Mario J. Gabelli *
                                                              Mario J. Gabelli
                                                              President

--------------------------------------------------------------------------------
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                          Title                                                Date

/s/ Mario J. Gabelli*               Principal Executive Officer and Trustee                      11/30/98
Mario J. Gabelli

                                    Principal Financial and Accounting Officer                  11/30/98
Bruce N. Alpert

/s/ Anthony Colavita*                       Trustee                                              11/30/98
Anthony J. Colavita

/s/ Vincent D. Enright*                     Trustee                                              11/30/98
Vincent E. Enright

/s/ John J. Parker*                         Trustee                                              11/30/98
John J. Parker

/s/ Karl Otto Pohl*                         Trustee                                              11/30/98
Karl Otto Pohl

/s/ Anthonie C. van Ekris*                  Trustee                                               11/30/98
Anthonie C. van Ekris

*By:                                                                                            11/30/98
         Bruce N. Alpert
         Attorney-in-fact



                                  EXHIBIT INDEX


                  EXHIBIT NO.                                 DESCRIPTION



                  11(a)                      Consent of Independent Auditors

                  11(b)                                      Consent of Counsel

                  17                                    Financial Data Schedule